Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities
Cash and bank accounts	R$ 98,116	R$ 4,134,074
Savings account	2,594,723	986,379
Financial investments	13,481,291	8,522,465
Cash and cash equivalents	R$ 16,174,130	R$ 13,642,918	R$ 8,472,274	R$ 3,621,798